Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2017
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Dividend Value Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001307144
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2017
Prospectus Date	rr_ProspectusDate	Jul. 01, 2017